Other Assets	12 Months Ended
Dec. 31, 2024
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Other Assets
16.	Other Assets
Other current assets and other non-current assets as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Advance payments	￦	593,300	509,922
Prepaid expenses		226,960	259,145
Firm commitment asset		3,418	2,489
Others		17,306	15,387

	￦	840,984	786,943

Non-current
Long-term advance payments	￦	46,989	33,308
Long-term prepaid expenses		30,232	20,689
Others		95,974	79,687

	￦	173,195	133,684